Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Statements of Comprehensive Income

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$2,082,225	$555,799	$—	$2,638,024
COST OF SERVICES	—	984,870	239,589	—	1,224,459
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	17,040	765,167	153,183	—	935,390

OPERATING INCOME (LOSS)	(17,040)	332,188	163,027	—	478,175
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(180,090)	(109,346)	17,893	—	(271,543)
Subsidiary Income	262,313	125,429	—	(387,742)	—
Other, net	5,610	16,776	(21,409)	—	977

Other (expense) income	87,833	32,859	(3,516)	(387,742)	(270,566)

INCOME BEFORE INCOME TAX EXPENSE	70,793	365,047	159,511	(387,742)	207,609
INCOME TAX EXPENSE (BENEFIT)	(54,748)	104,630	32,186	—	82,068

NET INCOME	125,541	260,417	127,325	(387,742)	125,541

Foreign currency translation adjustments, net of tax of $(3,650)	5,955	—	5,955	(5,955)	5,955
Reclassification of a cash flow hedge into earnings, net of tax of $2,626	(4,284)	—	—	—	(4,284)
Unrealized gain on cash flow hedges, net of tax of $(4,434)	7,234	—	—	—	7,234

Comprehensive income	$134,446	$260,417	$133,280	$(393,697)	$134,446

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$1,970,681	$520,644	$—	$2,491,325
COST OF SERVICES	—	897,639	215,650	—	1,113,289
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	19,927	733,967	156,014	—	909,908

OPERATING INCOME (LOSS)	(19,927)	339,075	148,980	—	468,128
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(165,856)	(117,986)	14,426	—	(269,416)
Subsidiary Income	270,245	121,029	—	(391,274)	—
Other, net	1,457	17,197	(12,839)	—	5,815

Other (expense) income	105,846	20,240	1,587	(391,274)	(263,601)

INCOME BEFORE INCOME TAX EXPENSE	85,919	359,315	150,567	(391,274)	204,527
INCOME TAX EXPENSE (BENEFIT)	(41,574)	89,986	28,622	—	77,034

NET INCOME	127,493	269,329	121,945	(391,274)	127,493

Foreign currency translation adjustments, net of tax of $(11,176)	(18,234)	—	(18,234)	18,234	(18,234)
Reclassification of a cash flow hedge into earnings, net of tax of $(3,180)	5,188	—	—	—	5,188
Unrealized gain (loss) on cash flow hedges, net of tax of $(4,450)	7,260	—	—	—	7,260

Comprehensive income	$121,707	$269,329	$103,711	$(373,040)	$121,707

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2010
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
REVENUE	$—	$1,945,300	$442,911	$—	$2,388,211
COST OF SERVICES	—	883,559	173,449	—	1,057,008
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	4,707	768,656	137,659	—	911,022

OPERATING INCOME (LOSS)	(4,707)	293,085	131,803	—	420,181
OTHER INCOME (EXPENSE):
Interest Expense, net of income	(157,501)	(105,042)	10,074	—	(252,469)
Refinancing Expense	(52,804)	—	—	—	(52,804)
Subsidiary Income	192,854	91,665	—	(284,519)	—
Other, net	6,267	8,726	(9,121)	—	5,872

Other (expense) income	(11,184)	(4,651)	953	(284,519)	(299,401)

INCOME BEFORE INCOME TAX EXPENSE	(15,891)	288,434	132,756	(284,519)	120,780
INCOME TAX EXPENSE (BENEFIT)	(76,195)	96,617	40,054	—	60,476

NET INCOME	60,304	191,817	92,702	(284,519)	60,304

Foreign currency translation adjustments, net of tax of $3,014	(4,918)	—	(4,918)	4,918	(4,918)
Unrealized loss on cash flow hedges, net of tax of $2,821	(4,602)	—	—	—	(4,602)

Comprehensive income	$50,784	$191,817	$87,784	$(279,601)	$50,784

Condensed Consolidating Balance Sheet

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

(AMOUNTS IN THOUSANDS)

	December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$106,010	$1,821	$71,280	$—	$179,111
Trust cash	—	14,518	—	—	14,518
Accounts receivable, net	—	67,959	376,452	—	444,411
Intercompany receivables	—	828,896	—	(828,896)	—
Deferred income taxes receivable	99,976	11,621	10,088	(108,537)	13,148
Prepaid assets	9,857	25,890	6,382	—	42,129
Other current assets	11,403	44,439	11,933	—	67,775

Total current assets	227,246	995,144	476,135	(937,433)	761,092
Property and equipment, net	70,210	249,523	45,163	—	364,896
INVESTMENT IN SUBSIDIARIES	1,477,884	373,665	—	(1,851,549)	—
GOODWILL	—	1,637,725	179,126	—	1,816,851
INTANGIBLES, net	—	249,112	36,560	—	285,672
OTHER ASSETS	126,873	88,491	4,278	—	219,642

TOTAL ASSETS	$1,902,213	$3,593,660	$741,262	$(2,788,982)	$3,448,153

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
CURRENT LIABILITIES:
Accounts payable	$14,627	$84,579	$21,041	$—	$120,247
Intercompany payables	550,799	—	278,097	(828,896)	—
Accrued expenses	48,524	319,480	52,829	(108,537)	312,296
Current maturities of long-term debt	8,677	16,448	—	—	25,125

Total current liabilities	622,627	420,507	351,967	(937,433)	457,668
LONG-TERM OBLIGATIONS, less current maturities	2,426,293	1,566,238	—	—	3,992,531
DEFERRED INCOME TAXES	40,457	81,440	10,501	—	132,398
OTHER LONG-TERM LIABILITIES	62,522	49,207	3,513	—	115,242
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(1,249,686)	1,476,268	375,281	(1,851,549)	(1,249,686)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$1,902,213	$3,593,660	$741,262	$(2,788,982)	$3,448,153

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

(AMOUNTS IN THOUSANDS)

	December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$10,503	$—	$89,572	$(6,239)	$93,836
Trust cash	—	16,446	—	—	16,446
Accounts receivable, net	—	50,480	363,333	—	413,813
Intercompany receivables	—	837,464	—	(837,464)	—
Deferred income taxes receivable	73,709	13,034	462	(77,137)	10,068
Prepaid assets	3,222	25,232	8,588	—	37,042
Other current assets	5,089	42,089	3,403	—	50,581

Total current assets	92,523	984,745	465,358	(920,840)	621,786
Property and equipment, net	73,105	243,170	34,580	—	350,855
INVESTMENT IN SUBSIDIARIES	1,460,108	351,329	—	(1,811,437)	—
GOODWILL	—	1,586,988	175,647	—	1,762,635
INTANGIBLES, net	—	283,807	49,340	—	333,147
OTHER ASSETS	98,673	58,378	2,044	—	159,095

TOTAL ASSETS	$1,724,409	$3,508,417	$726,969	$(2,732,277)	$3,227,518

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
CURRENT LIABILITIES:
Accounts payable	$5,001	$68,317	$12,360	$(6,239)	$79,439
Intercompany payables	572,554	—	264,910	(837,464)	—
Accrued expenses	70,680	260,490	69,403	(77,137)	323,436
Current maturities of long-term debt	2,354	13,071	—	—	15,425

Total current liabilities	650,589	341,878	346,673	(920,840)	418,300
LONG-TERM OBLIGATIONS, less current maturities	1,890,134	1,610,806	—	—	3,500,940
DEFERRED INCOME TAXES	22,766	84,918	13,837	—	121,521
OTHER LONG-TERM LIABILITIES	57,333	16,299	9,538	—	83,170
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(896,413)	1,454,516	356,921	(1,811,437)	(896,413)

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$1,724,409	$3,508,417	$726,969	$(2,732,277)	$3,227,518

Condensed Consolidating Statements of Cash Flows

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2012
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$190,921	$127,995	$—	$318,916

CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(77,204)	(60)	—	(77,264)
Purchase of property and equipment	(9,674)	(90,268)	(25,547)	—	(125,489)
Other	—	(163)	1,294	—	1,131

Net cash flows from investing activities	(9,674)	(167,635)	(24,313)	—	(201,622)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from new term loan facility	335,038	634,962	—	—	970,000
Payment on term loan facility	(68,476)	(379,958)	—	—	(448,434)
Dividends paid	(510,634)	—	—	—	(510,634)
Payments of long-term revolving credit obligations	(133,300)	—	(172,500)	—	(305,800)
Proceeds from issuance of long-term revolving credit obligations	133,300	—	172,500	—	305,800
Debt issuance costs	(27,566)	—	—	—	(27,566)
Principal payments of long-term obligations	(5,516)	(14,758)	—	—	(20,274)
Payments of capital lease obligations	—	(27)	(16)	—	(43)
Repurchase of common stock	(1,488)	—	—	—	(1,488)
Proceeds from stock options exercised including excess tax benefits	5,309	—	—	—	5,309

Net cash flows from financing activities	(273,333)	240,219	(16)	—	(33,130)

Intercompany	378,514	(261,684)	(123,069)	6,239	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	1,111	—	1,111
NET CHANGE IN CASH AND CASH EQUIVALENTS	95,507	1,821	(18,292)	6,239	85,275
CASH AND CASH EQUIVALENTS, Beginning of period	10,503	—	89,572	(6,239)	93,836

CASH AND CASH EQUIVALENTS, End of period	$106,010	$1,821	$71,280	$—	$179,111

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2011
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$306,897	$47,529	$(6,239)	$348,187

CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(185,845)	(25,794)	—	(211,639)
Purchase of property and equipment	(12,107)	(89,099)	(16,707)	—	(117,913)
Other	—	99	12	—	111

Net cash flows from investing activities	(12,107)	(274,845)	(42,489)	—	(329,441)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of long-term revolving credit obligations	(524,300)	—	(262,000)	—	(786,300)
Proceeds from issuance of long-term revolving credit obligations	524,300	—	262,000	—	786,300
Debt issuance costs	(770)	—	(259)	—	(1,029)
Principal payments of long-term obligations	(5,327)	(11,874)	—	—	(17,201)
Payments of capital lease obligations	(849)	(58)	(38)	—	(945)
Repurchase of common stock	(5,845)	—	—	—	(5,845)
Proceeds from stock options exercised including excess tax benefits	1,840	—	—	—	1,840

Net cash flows from financing activities	(10,951)	(11,932)	(297)	—	(23,180)

Intercompany	33,561	(20,120)	(18,033)	4,592	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	477	—	477
NET CHANGE IN CASH AND CASH EQUIVALENTS	10,503	—	(12,813)	(1,647)	(3,957)
CASH AND CASH EQUIVALENTS, Beginning of period	—	—	102,385	(4,592)	97,793

CASH AND CASH EQUIVALENTS, End of period	$10,503	$—	$89,572	$(6,239)	$93,836

WEST CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(AMOUNTS IN THOUSANDS)

	Year Ended December 31, 2010
	Parent / Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations and Consolidating Entries	Consolidated
NET CASH FLOWS FROM OPERATING ACTIVITIES:	$—	$239,307	$78,114	$(4,592)	$312,829

CASH FLOWS FROM INVESTING ACTIVITIES:
Business acquisitions	—	(23,746)	(9,750)	—	(33,496)
Purchase of property and equipment	(20,457)	(83,403)	(14,331)	—	(118,191)
Collections applied to principal of portfolio receivables	—	13,739	—	—	13,739
Other	—	52	—	—	52

Net cash flows from investing activities	(20,457)	(93,358)	(24,081)	—	(137,896)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of long-term obligations	(1,327,781)	—	(47,000)	—	(1,374,781)
Proceeds from issuance of long-term obligations	1,254,850	—	47,000	—	1,301,850
Debt issuance costs	(31,083)	—	—	—	(31,083)
Principal payments of long-term obligations	(7,688)	(19,059)	—	—	(26,747)
Payments of capital lease obligations	(2,005)	(52)	(58)	—	(2,115)
Repurchase of common stock	(970)	—	—	—	(970)
Proceeds from stock options exercised including excess tax benefits	897	—	—	—	897
Payments of portfolio notes payable	—	(686)	—	—	(686)
Other	(16)	—	—	—	(16)

Net cash flows from financing activities	(113,796)	(19,797)	(58)	—	(133,651)

Intercompany	131,904	(126,152)	(16,015)	10,263	—
EFFECT OF EXCHANGE RATES ON CASH AND CASH EQUIVALENTS	—	—	(2,557)	—	(2,557)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(2,349)	—	35,403	5,671	38,725
CASH AND CASH EQUIVALENTS, Beginning of period	2,349	—	66,982	(10,263)	59,068

CASH AND CASH EQUIVALENTS, End of period	$—	$—	$102,385	$(4,592)	$97,793